Pension And Postretirement Benefits (Change In The Value Of Plan Assets And The Plans' Funded Status) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 45,163	$ 47,238
Actual return on plan assets	604	4,213
Benefits paid	(4,681)	(6,543)
Contributions	735	562
DIRECTV acquisition	418	0
Transfer for sale of Connecticut wireline operations	(42)	(308)
Plan transfers and Other	(2)	1
Fair value of plan assets at end of year	42,195	45,163
Unfunded status at end of year	(13,269)	(14,380)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	7,846	8,960
Actual return on plan assets	64	384
Benefits paid	(1,239)	(1,498)
Contributions	0	0
DIRECTV acquisition	0	0
Transfer for sale of Connecticut wireline operations	0	0
Plan transfers and Other	0	0
Fair value of plan assets at end of year	6,671	7,846
Unfunded status at end of year	$ (21,227)	$ (22,863)